Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Line Items]
Accrued compensation	$ 4,462	$ 2,104
Direct container expense	2,077	1,916
Interest payable	3,964	4,420
Other	1,432	1,398
Total accrued expenses	$ 11,935	$ 9,838